BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2024
Basis Of Preparation [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The consolidated financial statements of Legend Biotech Corporation and its subsidiaries (collectively referred to as “the Company”) have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board which comprise all standards and interpretations.
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and financial liabilities, which have been measured at fair value. The consolidated financial statements are presented in U.S. dollars (“$”) and all values are rounded to the nearest thousand except when otherwise indicated.

Certain prior year amounts have been reclassified for comparative purposes. The reclassifications did not affect results of operations, total assets, total liabilities, or cash flows.
Basis of consolidation
The consolidated financial statements include the financial statements of the Company for each of the three years ended December 31, 2024. A subsidiary is an entity, directly or indirectly, controlled by the parent company Legend Biotech Corporation. Control is achieved when the parent company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the parent company the current ability to direct the relevant activities of the investee).
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which Legend Biotech Corporation obtains control, and continue to be consolidated until the date that such control ceases.
Profit or loss and each component of other comprehensive income or loss are attributed to the equity holders of the Company. All inter-company assets and liabilities, equity, income, expenses and cash flows relating to inter-company transactions are eliminated in full on consolidation.